Income Tax Benefit (Expense) (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of components of income tax (benefit)/expense

	Six Months Ended June 30,
	2022	2021

	(in US$’000)
Current tax
HK	80	226
PRC	1,008	2,184
U.S. and others	1,694	231
Total current tax	2,782	2,641
Deferred income tax benefits	(6,997)	(782)
Income tax (benefit)/expense	(4,215)	1,859

Schedule of reconciliation of the Group's reported income tax expense to the theoretical tax amount

	Six Months Ended June 30,
	2022	2021

	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(200,636)	(140,447)
Tax calculated at the statutory tax rate of the Company	(33,105)	(23,174)
Tax effects of:
Different tax rates applicable in different jurisdictions	1,771	3,585
Tax valuation allowance	41,374	28,971
Preferential tax rate difference	(67)	(253)
Preferential tax deduction and credits	(18,169)	(11,288)
Expenses not deductible for tax purposes	3,070	3,034
Utilization of previously unrecognized tax losses	(1)	(864)
Withholding tax on undistributed earnings of PRC entities	1,681	2,360
Income not subject to tax	(611)	(436)
Others	(158)	(76)
Income tax (benefit)/expense	(4,215)	1,859